Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets, Current
Cash and equivalents	$ 30,299
Accounts receivable	30,299
Assets, Current	30,299
Assets	30,299
Liabilities, Current
Accounts payable (related party)	133,865	27,015
Liabilities, Current	133,865	27,015
Liabilities	133,865	27,015
Stockholders' (deficit)
Common Stock, Value, Issued	18,000	23,000
Additional Paid in Capital, Common Stock	102,000	97,000
(Deficit) accumulated during the development stage	(223,566)	(147,015)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(103,566)	(27,015)
Total liabilities and stockholders' (deficit)	30,299
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Common Stock, Shares Authorized	70,000,000	70,000,000
Common Stock, Shares Issued	18,000,000	23,000,000
Common Stock, Shares Outstanding	18,000,000	23,000,000
Common Stock, Value, Outstanding	$ 18,000	$ 23,000